Voya Balanced Income Portfolio Expense Example - Voya Balanced Income Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 120
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	810
Expense Example, with Redemption, 10 Years	1,814
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	489
Expense Example, with Redemption, 10 Years	1,133
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	624
Expense Example, with Redemption, 10 Years	1,422
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	391
Expense Example, with Redemption, 5 Years	704
Expense Example, with Redemption, 10 Years	$ 1,592